SCHEDULE OF DIVIDEND NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Chief Executive Officer Director And Shareholder [Member]
Defined Benefit Plan Disclosure [Line Items]
Interim chief financial officer, Director and Shareholder	$ 1,639,240	$ 1,639,240
Chief Hardware Officer Director And Shareholder [Member]
Defined Benefit Plan Disclosure [Line Items]
Interim chief financial officer, Director and Shareholder	786,976	786,976
Executive Vice President Director And Shareholder [Member]
Defined Benefit Plan Disclosure [Line Items]
Interim chief financial officer, Director and Shareholder	817,457	817,457
Interim Chief Financial Officer Director And Shareholder [Member]
Defined Benefit Plan Disclosure [Line Items]
Interim chief financial officer, Director and Shareholder	$ 198,519	$ 198,519